AVAILABLE-FOR-SALE FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
AVAILABLE-FOR-SALE FINANCIAL ASSETS

13. AVAILABLE-FOR-SALE FINANCIAL ASSETS

The following is an analysis of financial assets:

	As of December 31,
	2024	2023
	USD’000	USD’000
Unlisted financial assets	-	99

As of December 31, 2024 and 2023, the fair value of unlisted securities owned by the Company held in the bank amounted to USD nil and USD 99,000 is determined based on the valuation determined by the Bank using inputs that are not observable in active market.

During the year ended December 31, 2022, fair value unrealized gain of unlisted financial assets was USD 19,000.